SHARE CAPITAL - Schedule of stock option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Number of options, Opening Balance	0	1,040,000
Weighted average exercise price ($Cdn), Opening Balance	$ 0	$ 0.065
Weighted average fair value ($Cdn), Opening Balance	$ 0	$ 0.065
Number of Options, Expired		(1,040,000)
Weighted Average Exercise Price ($Cdn),Expired		$ 0.065
Number of options, Closing Balance	0	0	1,040,000
Weighted average exercise price ($Cdn), Closing Balance	$ 0	$ 0	$ 0.065
Weighted average fair value ($Cdn), Closing Balance	$ 0	$ 0	$ 0.065
Weighted average remaining contractual life (in years)	0 years	0 years	6 months 3 days